UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)         [  ] is a restatement
                                              [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:         Vice  President
Phone:         (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

/s/  Stephen  C.  Miller     Boulder,  Colorado          February  10,  2011
        (Signature)            (City,  State)                    (Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
         this  reporting  manager     are  reported  in  this  report  and  a
         portion are reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-04557               Wellington Management Company, LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $494,271  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-10970               Boulder Investment Advisers, L.L.C.

2     28-00000               Rocky Mountain Advisers, LLC



                                                            FORM 13F INFORMATION TABLE



                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
CUSIP      NAME OF ISSUER                TITLE OF CLASS    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE

33740N105  1ST UNITED BANCORP INC        FLA COM               227      32,825  SH         DEFINED            2           32,825
88579Y101  3M CO                         COM                 3,279      38,000  SH         DEFINED            1           38,000
001204106  AGL RES INC                   COM                   394      11,000  SH         DEFINED            1           11,000
017361106  ALLEGHENY ENERGY INC          COM                 1,454      60,000  SH         DEFINED            1           60,000
018522300  ALLETE INC                    COM NEW               447      12,000  SH         DEFINED            1           12,000
01881G106  ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN      5,576     239,000  SH         DEFINED            1          239,000
01881G106  ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN      1,843      79,000  SH         DEFINED            2           79,000
018802108  ALLIANT ENERGY CORP           COM                   552      15,000  SH         DEFINED            1           15,000
02209S103  ALTRIA GROUP INC              COM                 2,216      90,000  SH         DEFINED            1           90,000
02209S103  ALTRIA GROUP INC              COM                 1,034      42,000  SH         DEFINED            2           42,000
025537101  AMERICAN ELEC PWR INC         COM                   468      13,000  SH         DEFINED            1           13,000
025816109  AMERICAN EXPRESS CO           COM                 1,502      35,000  SH         DEFINED            1           35,000
049560105  ATMOS ENERGY CORP             COM                   437      14,000  SH         DEFINED            1           14,000
064149107  BANK NOVA SCOTIA HALIFAX      COM                   586      10,200  SH         DEFINED            1           10,200
075887109  BECTON DICKINSON & CO         COM                 5,916      70,000  SH         DEFINED            1           70,000
084670108  BERKSHIRE HATHAWAY INC DEL    CL A              160,801       1,335  SH         DEFINED            1            1,335
084670702  BERKSHIRE HATHAWAY INC DEL    CL B NEW           38,853     485,000  SH         DEFINED            1          485,000
092113109  BLACK HILLS CORP              COM                 1,530      51,000  SH         DEFINED            1           51,000
096627104  BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER      1,379      44,300  SH         DEFINED            1           44,300
112585104  BROOKFIELD ASSET MGMT INC     CL A LTD VT SH      1,469      44,000  SH         DEFINED            1           44,000
118230101  BUCKEYE PARTNERS L P          UNIT LTD PARTN        521       7,800  SH         DEFINED            1            7,800
149123101  CATERPILLAR INC DEL           COM                 7,493      80,000  SH         DEFINED            1           80,000
15189T107  CENTERPOINT ENERGY INC        COM                   487      31,000  SH         DEFINED            1           31,000
19248A109  COHEN & STEERS INFRASTRUCTUR  COM                   657      40,000  SH         DEFINED            2           40,000
19248A109  COHEN & STEERS INFRASTRUCTUR  COM                30,772   1,874,058  SH         DEFINED            1        1,874,058
19247L106  COHEN & STEERS QUALITY RLTY   COM                   279      32,235  SH         DEFINED            2           32,235
19247L106  COHEN & STEERS QUALITY RLTY   COM                 2,491     288,033  SH         DEFINED            1          288,033
20825C104  CONOCOPHILLIPS                COM                 4,427      65,000  SH         DEFINED            1           65,000
25243Q205  DIAGEO P L C                  SPON ADR NEW        7,433     100,000  SH         DEFINED            1          100,000
25271C102  DIAMOND OFFSHORE DRILLING IN  COM                   936      14,000  SH         DEFINED            1           14,000
283702108  EL PASO PIPELINE PARTNERS L   COM UNIT LPI          595      17,800  SH         DEFINED            1           17,800
291641108  EMPIRE DIST ELEC CO           COM                   488      22,000  SH         DEFINED            1           22,000
29273R109  ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN      1,425      27,500  SH         DEFINED            1           27,500
293792107  ENTERPRISE PRODS PARTNERS L   COM                 1,702      40,900  SH         DEFINED            1           40,900
33616C100  FIRST REP BK SAN FRAN CALI N  RESTRICTED COM     13,589     518,508  SH         DEFINED            2          518,508
338479108  FLAHERTY & CRMRN CLYMRE T R   COM                 2,123     122,992  SH         DEFINED            1          122,992
354613101  FRANKLIN RES INC              COM                 1,112      10,000  SH         DEFINED            1           10,000
391164100  GREAT PLAINS ENERGY INC       COM                 2,909     150,000  SH         DEFINED            1          150,000
40414L109  HCP INC                       COM                 1,207      32,800  SH         DEFINED            1           32,800
42217K106  HEALTH CARE REIT INC          COM                 1,095      22,981  SH         DEFINED            1           22,981
421946104  HEALTHCARE RLTY TR            COM                   931      44,000  SH         DEFINED            1           44,000
437076102  HOME DEPOT INC                COM                 2,542      72,500  SH         DEFINED            1           72,500
456615103  INERGY L P                    UNIT LTD PTNR       1,413      36,000  SH         DEFINED            1           36,000
478160104  JOHNSON & JOHNSON             COM                31,049     502,000  SH         DEFINED            1          502,000
494550106  KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER        506       7,200  SH         DEFINED            1            7,200
505597104  LACLEDE GROUP INC             COM                   475      13,000  SH         DEFINED            1           13,000
502175102  LTC PPTYS INC                 COM                 3,145     112,000  SH         DEFINED            1          112,000
559080106  MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP        582      10,300  SH         DEFINED            1           10,300
58933Y105  MERCK & CO INC NEW            COM                   721      20,000  SH         DEFINED            1           20,000
58933Y105  MERCK & CO INC NEW            COM                   737      20,447  SH         DEFINED            2           20,447
58964Q104  MERIDIAN INTERSTAT BANCORP I  COM                   687      58,299  SH         DEFINED            2           58,299
638620104  NATIONWIDE HEALTH PPTYS INC   COM                 1,051      28,900  SH         DEFINED            1           28,900
65339F101  NEXTERA ENERGY INC            COM                   416       8,000  SH         DEFINED            1            8,000
654086107  NICOR INC                     COM                   549      11,000  SH         DEFINED            1           11,000
670837103  OGE ENERGY CORP               COM                   533      11,700  SH         DEFINED            1           11,700
682680103  ONEOK INC NEW                 COM                   571      10,300  SH         DEFINED            1           10,300
707884102  PENN VA RESOURCES PARTNERS    L COM               1,189      42,000  SH         DEFINED            1           42,000
717081103  PFIZER INC                    COM                 2,627     150,000  SH         DEFINED            1          150,000
718172109  PHILIP MORRIS INTL INC        COM                 1,200      20,500  SH         DEFINED            1           20,500
718172109  PHILIP MORRIS INTL INC        COM                   644      11,000  SH         DEFINED            2           11,000
720186105  PIEDMONT NAT GAS INC          COM                   475      17,000  SH         DEFINED            1           17,000
726503105  PLAINS ALL AMERN PIPELINE     L UNIT LTD PARTN      515       8,200  SH         DEFINED            1            8,200
69351T106  PPL CORP                      COM                 2,632     100,000  SH         DEFINED            1          100,000
69351T106  PPL CORP                      COM                 2,106      80,000  SH         DEFINED            2           80,000
742718109  PROCTER & GAMBLE CO           COM                 2,445      38,000  SH         DEFINED            1           38,000
743263105  PROGRESS ENERGY INC           COM                   478      11,000  SH         DEFINED            1           11,000
744573106  PUBLIC SVC ENTERPRISE GROUP   COM                 1,056      33,200  SH         DEFINED            1           33,200
744573106  PUBLIC SVC ENTERPRISE GROUP   COM                   534      16,800  SH         DEFINED            2           16,800
756109104  REALTY INCOME CORP            COM                 1,115      32,600  SH         DEFINED            1           32,600
76970B101  RMR ASIA PAC REAL EST FD NEW  COM                 2,759     150,171  SH         DEFINED            1          150,171
76970B101  RMR ASIA PAC REAL EST FD NEW  COM                   835      45,475  SH         DEFINED            2           45,475
80589M102  SCANA CORP                    NEW COM             1,494      36,800  SH         DEFINED            1           36,800
80589M102  SCANA CORP                    NEW COM               503      12,400  SH         DEFINED            2           12,400
842587107  SOUTHERN CO                   COM                   497      13,000  SH         DEFINED            1           13,000
864482104  SUBURBAN PROPANE PARTNERS     L UNIT LTD PARTN      505       9,000  SH         DEFINED            1            9,000
872375100  TECO ENERGY INC               COM                   498      28,000  SH         DEFINED            1           28,000
H8817H100  TRANSOCEAN LTD                REG SHS             1,112      16,000  SH         DEFINED            1           16,000
H8817H100  TRANSOCEAN LTD                REG SHS               556       8,000  SH         DEFINED            2            8,000
902748102  UIL HLDG CORP                 COM                   455      15,200  SH         DEFINED            1           15,200
92240G101  VECTREN CORP                  COM                   431      17,000  SH         DEFINED            1           17,000
92276F100  VENTAS INC                    COM                11,871     226,200  SH         DEFINED            1          226,200
92930Y107  W P CAREY & CO LLC            COM                 1,083      34,600  SH         DEFINED            1           34,600
931142103  WAL MART STORES INC           COM                32,897     610,000  SH         DEFINED            1          610,000
931142103  WAL MART STORES INC           COM                   539      10,000  SH         DEFINED            2           10,000
931422109  WALGREEN CO                   COM                 6,896     177,000  SH         DEFINED            1          177,000
931422109  WALGREEN CO                   COM                   779      20,000  SH         DEFINED            2           20,000
949746101  WELLS FARGO & CO NEW          COM                 1,779      57,400  SH         DEFINED            2           57,400
95709T100  WESTAR ENERGY INC             COM                   503      20,000  SH         DEFINED            1           20,000
92924F106  WGL HLDGS INC                 COM                   429      12,000  SH         DEFINED            1           12,000
988498101  YUM BRANDS INC                COM                53,219   1,085,000  SH         DEFINED            1        1,085,000